Derivative instruments (Tables)	12 Months Ended
Dec. 31, 2017
Notes Derivative Instruments [Line Items]
Schedule of derivative instruments [text block]
	31.12.17					31.12.16
CHF billion	PRV[2]	Notionalvaluesrelated toPRV[3]	NRV[4]	Notionalvaluesrelated toNRV[3]	Other notional values[3,5]	PRV[2]	Notionalvaluesrelated toPRV[3]	NRV[4]	Notionalvaluesrelated toNRV[3]	Other notional values[3,5]
Interest rate contracts
Over-the-counter (OTC) contracts
Forward contracts[6]	0.1	22.1	0.3	8.2	2,321.1	0.1	29.6	0.1	21.9	2,242.8
Swaps	35.4	539.2	28.2	453.7	7,530.2	45.2	599.3	38.3	552.6	7,064.2
Options	8.5	558.1	9.8	547.2		12.6	478.1	13.9	480.6
Exchange-traded contracts
Futures					455.6					326.4
Options	0.0	22.7	0.0	34.4	155.4	0.0	45.4	0.0	4.5	96.2
Agency transactions[7]	0.0		0.0			0.2		0.2
Total	44.0	1,142.1	38.4	1,043.6	10,462.2	58.0	1,152.4	52.5	1,059.6	9,729.6
Credit derivative contracts
Over-the-counter (OTC) contracts
Credit default swaps	2.7	85.2	3.0	94.4	1.2	3.7	116.9	3.9	135.2
Total return swaps	0.2	2.2	0.8	3.9		0.2	3.3	0.9	4.3
Options and warrants	0.0	4.3	0.0	0.1		0.0	2.9	0.0	0.1
Total	2.8	91.8	3.8	98.3	1.2	3.9	123.1	4.8	139.6
Foreign exchange contracts
Over-the-counter (OTC) contracts
Forward contracts	17.2	681.4	17.8	691.6		21.8	715.6	19.0	650.9
Interest and currency swaps	23.8	1,275.5	21.8	1,098.4		43.2	1,220.8	42.0	1,115.0
Options	6.1	427.0	5.8	397.6		11.1	530.3	11.0	513.7
Exchange-traded contracts
Futures					0.4					6.1
Options	0.0	4.7	0.1	5.6		0.0	2.9	0.1	6.0
Agency transactions[7]	0.0		0.0			0.0		0.0
Total	47.1	2,388.5	45.5	2,193.3	0.4	76.1	2,469.6	72.1	2,285.6	6.1
Equity / index contracts
Over-the-counter (OTC) contracts
Forward contracts	0.0	0.0	0.0	0.0		0.0	0.0	0.0	0.0
Swaps	3.4	71.2	5.5	100.4		3.6	76.5	4.8	69.0
Options	5.8	76.6	8.2	125.0		3.7	49.6	5.8	92.8
Exchange-traded contracts
Futures					51.9					33.0
Options	6.9	232.6	6.9	261.2	31.0	3.8	142.5	4.6	155.8	21.6
Agency transactions[7]	6.2		6.1			6.9		6.9
Total	22.2	380.3	26.7	486.6	82.9	18.0	268.6	22.1	317.6	54.5

Derivative instruments (continued)[1]
	31.12.17					31.12.16
CHF billion	PRV[2]	Notionalvaluesrelated toPRV[3]	NRV[4]	Notionalvaluesrelated toNRV[3]	Other notional values[3,5]	PRV[2]	Notionalvaluesrelated toPRV[3]	NRV[4]	Notionalvaluesrelated toNRV[3]	Other notional values[3,5]
Commodity contracts
Over-the-counter (OTC) contracts
Forward contracts	0.1	2.9	0.1	3.8		0.3	4.8	0.1	2.7
Swaps	0.2	8.5	0.4	12.8		0.4	10.9	0.5	13.4
Options	0.3	11.3	0.1	7.9		0.5	14.1	0.2	9.9
Exchange-traded contracts
Futures					8.2					9.1
Forward contracts	0.2	9.4	0.0	7.9		0.1	5.9	0.0	4.6
Options	0.0	1.0	0.1	4.4	0.3	0.0	3.2	0.1	5.3	0.0
Agency transactions[7]	0.9		0.9			0.9		0.9
Total	1.7	33.1	1.6	36.9	8.4	2.3	39.0	2.0	35.9	9.1
Unsettled purchases of non-derivative financial instruments[8]	0.1	12.0	0.1	10.9		0.1	18.4	0.1	9.7
Unsettled sales of non-derivative financial instruments[8]	0.1	14.8	0.1	8.7		0.1	13.0	0.2	11.5
Total derivative instruments, based on IFRS netting[9]	118.2	4,062.6	116.1	3,878.3	10,555.0	158.4	4,084.0	153.8	3,859.6	9,799.3
1 Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are excluded from this table. The replacement values and related notional values of these derivatives were not material for the periods presented. 2 PRV: positive replacement value. 3 In cases where replacement values are presented on a net basis on the balance sheet, the respective notional values of the netted replacement values are still presented on a gross basis. 4 NRV: negative replacement value. 5 Other notional values relate to derivatives that are cleared through either a central clearing counterparty or an exchange. The fair value of these derivatives is presented on the balance sheet net of the corresponding cash margin under Cash collateral receivables on derivative instruments and Cash collateral payables on derivative instruments and was not material for the periods presented. 6 Negative replacement values as of 31 December 2017 include CHF 0.0 billion related to derivative loan commitments (31 December 2016: CHF 0.1 billion). No notional amounts related to these replacement values are included in the table. The maximum irrevocable amount related to these commitments was CHF 5.3 billion as of 31 December 2017 (31 December 2016: CHF 14.3 billion). 7 Notional values of exchange-traded agency transactions and OTC-cleared transactions entered into on behalf of clients are not disclosed due to their significantly different risk profile. 8 Changes in the fair value of purchased and sold non-derivative financial instruments between trade date and settlement date are recognized as replacement values. 9 Refer to Note 24 for more information on netting arrangements.

Disclosure Of Credit Derivatives By Type Of Instrument [Text Block]
Credit derivatives by type of instrument
	Protection bought			Protection sold
CHF billion	PRV	NRV	Notional values	PRV	NRV	Notional values
Single-name credit default swaps	0.6	1.1	61.3	1.1	0.6	55.7
Multi-name index-linked credit default swaps	0.2	0.9	31.8	0.9	0.2	31.9
Multi-name other credit default swaps	0.0	0.0	0.1	0.0	0.0	0.0
Total rate of return swaps	0.0	0.8	4.4	0.1	0.0	1.7
Options and warrants	0.0	0.0	4.3	0.0	0.0	0.1
Total 31 December 2017	0.8	2.9	101.9	2.0	0.9	89.4
of which: credit derivatives related to economic hedges	0.7	2.4	81.5	1.6	0.8	70.5
of which: credit derivatives related to market-making	0.0	0.5	20.3	0.5	0.0	18.9

	Protection bought			Protection sold
CHF billion	PRV	NRV	Notional values	PRV	NRV	Notional values
Single-name credit default swaps	1.6	1.3	91.4	1.3	1.4	81.3
Multi-name index-linked credit default swaps	0.2	0.8	38.4	0.5	0.4	38.3
Multi-name other credit default swaps	0.0	0.0	1.5	0.0	0.0	1.1
Total rate of return swaps	0.1	0.7	5.5	0.0	0.2	2.1
Options and warrants	0.0	0.0	2.9	0.0	0.0	0.1
Total 31 December 2016	2.0	2.8	139.7	1.9	2.0	122.9
of which: credit derivatives related to economic hedges	1.4	2.4	111.7	1.5	1.5	96.2
of which: credit derivatives related to market-making	0.5	0.3	28.0	0.4	0.5	26.7

Disclosure Of Credit Derivatives By Counterparty [Text Block]
Credit derivatives by counterparty
	Protection bought			Protection sold
CHF billion	PRV	NRV	Notional values	PRV	NRV	Notional values
Broker-dealers	0.2	0.2	16.2	0.2	0.1	12.3
Banks	0.3	0.7	37.0	0.5	0.4	31.6
Central clearing counterparties	0.1	1.1	41.5	1.0	0.1	40.6
Other	0.3	0.9	7.2	0.3	0.2	4.9
Total 31 December 2017	0.8	2.9	101.9	2.0	0.9	89.4

	Protection bought			Protection sold
CHF billion	PRV	NRV	Notional values	PRV	NRV	Notional values
Broker-dealers	0.4	0.2	20.9	0.2	0.3	16.1
Banks	0.9	1.0	60.8	0.8	1.0	52.6
Central clearing counterparties	0.3	0.9	47.2	0.8	0.4	47.1
Other	0.4	0.8	10.9	0.2	0.3	7.1
Total 31 December 2016	2.0	2.8	139.7	1.9	2.0	122.9

UBS AG
Notes Derivative Instruments [Line Items]
Schedule of derivative instruments [text block]
	31.12.17					31.12.16
CHF billion	PRV[2]	Notionalvaluesrelated toPRV[3]	NRV[4]	Notionalvaluesrelated toNRV[3]	Other notional values[3,5]	PRV[2]	Notionalvaluesrelated toPRV[3]	NRV[4]	Notionalvaluesrelated toNRV[3]	Other notional values[3,5]
Interest rate contracts
Over-the-counter (OTC) contracts
Forward contracts[6]	0.1	22.1	0.3	8.2	2,321.1	0.1	29.6	0.1	21.9	2,242.8
Swaps	35.4	539.2	28.2	453.7	7,530.2	45.2	599.3	38.3	552.6	7,064.2
Options	8.5	558.1	9.8	547.2		12.6	478.1	13.9	480.6
Exchange-traded contracts
Futures					455.6					326.4
Options	0.0	22.7	0.0	34.4	155.4	0.0	45.4	0.0	4.5	96.2
Agency transactions[7]	0.0		0.0			0.2		0.2
Total	44.0	1,142.1	38.4	1,043.6	10,462.2	58.0	1,152.4	52.5	1,059.6	9,729.6
Credit derivative contracts
Over-the-counter (OTC) contracts
Credit default swaps	2.7	85.2	3.0	94.4	1.2	3.7	116.9	3.9	135.2
Total return swaps	0.2	2.2	0.8	3.9		0.2	3.3	0.9	4.3
Options and warrants	0.0	4.3	0.0	0.1		0.0	2.9	0.0	0.1
Total	2.8	91.8	3.8	98.3	1.2	3.9	123.1	4.8	139.6
Foreign exchange contracts
Over-the-counter (OTC) contracts
Forward contracts	17.2	681.4	17.8	691.6		21.8	715.6	19.0	650.9
Interest and currency swaps	23.8	1,275.5	21.8	1,098.4		43.2	1,220.8	42.0	1,115.0
Options	6.1	427.0	5.8	397.6		11.1	530.3	11.0	513.7
Exchange-traded contracts
Futures					0.4					6.1
Options	0.0	4.7	0.1	5.6		0.0	2.9	0.1	6.0
Agency transactions[7]	0.0		0.0			0.0		0.0
Total	47.1	2,388.5	45.5	2,193.3	0.4	76.1	2,469.6	72.1	2,285.6	6.1
Equity / index contracts
Over-the-counter (OTC) contracts
Forward contracts	0.0	0.0	0.0	0.0		0.0	0.0	0.0	0.0
Swaps	3.4	71.2	5.5	100.4		3.6	76.5	4.8	69.0
Options	5.8	76.6	8.2	125.0		3.7	49.6	5.8	92.8
Exchange-traded contracts
Futures					51.9					33.0
Options	6.9	232.6	6.9	261.2	31.0	3.8	142.5	4.6	155.8	21.6
Agency transactions[7]	6.2		6.1			6.9		6.9
Total	22.2	380.3	26.7	486.6	82.9	18.0	268.6	22.1	317.6	54.5

Derivative instruments (continued)[1]
	31.12.17					31.12.16
CHF billion	PRV[2]	Notionalvaluesrelated toPRV[3]	NRV[4]	Notionalvaluesrelated toNRV[3]	Other notional values[3,5]	PRV[2]	Notionalvaluesrelated toPRV[3]	NRV[4]	Notionalvaluesrelated toNRV[3]	Other notional values[3,5]
Commodity contracts
Over-the-counter (OTC) contracts
Forward contracts	0.1	2.9	0.1	3.8		0.3	4.8	0.1	2.7
Swaps	0.2	8.5	0.4	12.8		0.4	10.9	0.5	13.4
Options	0.3	11.3	0.1	7.9		0.5	14.1	0.2	9.9
Exchange-traded contracts
Futures					8.2					9.1
Forward contracts	0.2	9.4	0.0	7.9		0.1	5.9	0.0	4.6
Options	0.0	1.0	0.1	4.4	0.3	0.0	3.2	0.1	5.3	0.0
Agency transactions[7]	0.9		0.9			0.9		0.9
Total	1.7	33.1	1.6	36.9	8.4	2.3	39.0	2.0	35.9	9.1
Unsettled purchases of non-derivative financial instruments[8]	0.1	12.0	0.1	10.9		0.1	18.4	0.1	9.7
Unsettled sales of non-derivative financial instruments[8]	0.1	14.8	0.1	8.7		0.1	13.0	0.2	11.5
Total derivative instruments, based on IFRS netting[9]	118.2	4,062.6	116.1	3,878.3	10,555.0	158.4	4,084.0	153.8	3,859.6	9,799.3
1 Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are excluded from this table. The replacement values and related notional values of these derivatives were not material for the periods presented. 2 PRV: positive replacement value. 3 In cases where replacement values are presented on a net basis on the balance sheet, the respective notional values of the netted replacement values are still presented on a gross basis. 4 NRV: negative replacement value. 5 Other notional values relate to derivatives that are cleared through either a central clearing counterparty or an exchange. The fair value of these derivatives is presented on the balance sheet net of the corresponding cash margin under Cash collateral receivables on derivative instruments and Cash collateral payables on derivative instruments and was not material for the periods presented. 6 Negative replacement values as of 31 December 2017 include CHF 0.0 billion related to derivative loan commitments (31 December 2016: CHF 0.1 billion). No notional amounts related to these replacement values are included in the table. The maximum irrevocable amount related to these commitments was CHF 5.3 billion as of 31 December 2017 (31 December 2016: CHF 14.3 billion). 7 Notional values of exchange-traded agency transactions and OTC-cleared transactions entered into on behalf of clients are not disclosed due to their significantly different risk profile. 8 Changes in the fair value of purchased and sold non-derivative financial instruments between trade date and settlement date are recognized as replacement values. 9 Refer to Note 24 for more information on netting arrangements.

Disclosure Of Credit Derivatives By Type Of Instrument [Text Block]
Credit derivatives by type of instrument
	Protection bought			Protection sold
CHF billion	PRV	NRV	Notional values	PRV	NRV	Notional values
Single-name credit default swaps	0.6	1.1	61.3	1.1	0.6	55.7
Multi-name index-linked credit default swaps	0.2	0.9	31.8	0.9	0.2	31.9
Multi-name other credit default swaps	0.0	0.0	0.1	0.0	0.0	0.0
Total rate of return swaps	0.0	0.8	4.4	0.1	0.0	1.7
Options and warrants	0.0	0.0	4.3	0.0	0.0	0.1
Total 31 December 2017	0.8	2.9	101.9	2.0	0.9	89.4
of which: credit derivatives related to economic hedges	0.7	2.4	81.5	1.6	0.8	70.5
of which: credit derivatives related to market-making	0.0	0.5	20.3	0.5	0.0	18.9

	Protection bought			Protection sold
CHF billion	PRV	NRV	Notional values	PRV	NRV	Notional values
Single-name credit default swaps	1.6	1.3	91.4	1.3	1.4	81.3
Multi-name index-linked credit default swaps	0.2	0.8	38.4	0.5	0.4	38.3
Multi-name other credit default swaps	0.0	0.0	1.5	0.0	0.0	1.1
Total rate of return swaps	0.1	0.7	5.5	0.0	0.2	2.1
Options and warrants	0.0	0.0	2.9	0.0	0.0	0.1
Total 31 December 2016	2.0	2.8	139.7	1.9	2.0	122.9
of which: credit derivatives related to economic hedges	1.4	2.4	111.7	1.5	1.5	96.2
of which: credit derivatives related to market-making	0.5	0.3	28.0	0.4	0.5	26.7

Disclosure Of Credit Derivatives By Counterparty [Text Block]
Credit derivatives by counterparty
	Protection bought			Protection sold
CHF billion	PRV	NRV	Notional values	PRV	NRV	Notional values
Broker-dealers	0.2	0.2	16.2	0.2	0.1	12.3
Banks	0.3	0.7	37.0	0.5	0.4	31.6
Central clearing counterparties	0.1	1.1	41.5	1.0	0.1	40.6
Other	0.3	0.9	7.2	0.3	0.2	4.9
Total 31 December 2017	0.8	2.9	101.9	2.0	0.9	89.4

	Protection bought			Protection sold
CHF billion	PRV	NRV	Notional values	PRV	NRV	Notional values
Broker-dealers	0.4	0.2	20.9	0.2	0.3	16.1
Banks	0.9	1.0	60.8	0.8	1.0	52.6
Central clearing counterparties	0.3	0.9	47.2	0.8	0.4	47.1
Other	0.4	0.8	10.9	0.2	0.3	7.1
Total 31 December 2016	2.0	2.8	139.7	1.9	2.0	122.9